Consolidated statement of changes in equity - EUR (€) € in Millions	Equity attributable to the owners	Share capital	Additional paid-in capital.	Treasury shares.	Accumulated comprehensive losses	Non-controlling interests.	Total
Beginning balance at Mar. 31, 2019	€ 61,957	€ 4,796	€ 152,503	€ (7,875)	€ (87,467)	€ 1,231	€ 63,188
Issue or reissue of shares	5	1	1	66	(63)		5
Share-based payments	72		72				72
Transactions with non-controlling interests in subsidiaries	(48)				(48)	(94)	(142)
Comprehensive (expense)/income	(2,809)				(2,809)	270	(2,539)
Dividends	(1,112)				(1,112)	(187)	(1,299)
Ending balance at Sep. 30, 2019	58,065	4,797	152,576	(7,809)	(91,499)	1,220	59,285
Beginning balance at Mar. 31, 2020	61,410	4,797	152,629	(7,802)	(88,214)	1,215	62,625
Issue or reissue of shares	3		1	82	(80)		3
Share-based payments	64		64			4	68
Transactions with non-controlling interests in subsidiaries	(11)				(11)	(5)	(16)
Comprehensive (expense)/income	(1,905)				(1,905)	172	(1,733)
Dividends	(1,205)				(1,205)	(162)	(1,367)
Ending balance at Sep. 30, 2020	€ 58,356	€ 4,797	€ 152,694	€ (7,720)	€ (91,415)	€ 1,224	€ 59,580